Material Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2025
Significant accounting policies [abstract]
Disclosure of principal subsidiaries of the company in consolidated financial statements [Table Text Block]
Entity	Principal activities	Country of incorporation and operation	Functional currency	Ownership interest as at April 30, 2025	Ownership interest as at April 30, 2024
Canam Alpine Ventures Ltd.	Holding Co	Canada	CAD	100%	100%
Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	MXN	100%	100%
Operaciones Canam Alpine S.A. DE C.V. (3)	Exploring evaluating mineral properties	Mexico	MXN	0%	100%
Panuco Royalty Corp. (formerly Vizsla Royalty Corp., Vizsla Copper Corp., and 1283303 B.C. Ltd.) (1)	Royalty Company	Canada	CAD	32.89%	100%
Canam Royalties Mexico, S.A. de C.V. (1)	Royalty Company	Mexico	MXN	32.89%	100%
Vizsla Royalties Corp. (1)	Royalty Company	Canada	CAD	32.89%	100%
Goanna Resources, S.A.P.I. de C.V. (2)	Exploring evaluating mineral properties	Mexico	MXN	100%	0%
Panuco Silver Resources Corp. (3)	Holding Co	Canada	CAD	100%	0%
Sinaloa Minerals Exploration Corp. (3)	Holding Co	Canada	CAD	100%	0%
La Garra Resources Corp.	Holding Co	Canada	CAD	100%	0%

Disclosure of value added tax receivable [Table Text Block]
	2025	2024
	$	$
Total Value-added tax receivable	17,256,656	21,201,469
Less: non-current portion	(1,960,666)	(5,846,416)
Current portion	15,295,990	15,355,053

Disclosure of estimated useful life or depreciation rate [Table Text Block]
Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years
Computer software	1 year